Balance Sheet Components (Tables)	12 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accrued Compensation and Benefits and Share-based Compensation
Accrued compensation and benefits and share-based compensation consist of:

	As of March 31,
(in millions)	2024	2023
Accrued bonus, commissions, and cash awards	$190	$257
Accrued vacation and sabbatical	83	66
Accrued salaries and fringe benefits	25	11
Share-based payment liabilities (1)	—	255
Total accrued compensation and benefits and share-based compensation	$298	$589
(1)     As of March 31, 2024, all liability-classified share-based awards had been vested and settled. See Note 16 - Share-based Compensation in the Notes to the Consolidated Financial Statements.

Schedule of Other Current Liabilities
Other current liabilities consist of:

	As of March 31,
(in millions)	2024	2023
Employee related payroll taxes and payables (1)	$674	$48
Accrued expenses and fees	83	119
Electronic design automation liabilities	40	35
Trade payables including payables to related parties of $7 and $17 as of March 31, 2024 and 2023, respectively	26	82
Customer deposits	7	7
Finance lease liabilities	5	2
Total other current liabilities	$835	$293
(1)    As of March 31, 2024, employee related payroll taxes and payables primarily relate to vested RSU to be paid in the subsequent quarter.